Property, Plant and Equipment - Property, Plant and Equipment (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	CAD 24,593
Property, plant and equipment, ending balance	24,078	CAD 24,593
Oil and Gas Properties
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	16,815
Property, plant and equipment, ending balance	15,799	16,815
Processing, Transportation and Storage
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	41
Property, plant and equipment, ending balance	39	41
Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,004
Property, plant and equipment, ending balance	1,137	1,004
Refining
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,670
Property, plant and equipment, ending balance	6,015	5,670
Retail and Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,063
Property, plant and equipment, ending balance	1,088	1,063
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	58,705	64,990
Additions	2,313	1,697
Acquisitions	606	67
Transfers from exploration and evaluation (note 8)	377	18
Intersegment transfers	0
Changes in asset retirement obligations (note 16)	188	254
Disposals and derecognition	(4,741)	(7,976)
Exchange adjustments	(827)	(345)
Property, plant and equipment, ending balance	56,621	58,705
Cost | Oil and Gas Properties
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	44,801	50,388
Additions	1,371	818
Acquisitions	29	67
Transfers from exploration and evaluation (note 8)	377	18
Intersegment transfers	48
Changes in asset retirement obligations (note 16)	150	231
Disposals and derecognition	(4,702)	(6,590)
Exchange adjustments	(259)	(131)
Property, plant and equipment, ending balance	41,815	44,801
Cost | Processing, Transportation and Storage
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	137	1,465
Additions	11	55
Acquisitions	0	0
Transfers from exploration and evaluation (note 8)	0	0
Intersegment transfers	(61)
Changes in asset retirement obligations (note 16)	0	0
Disposals and derecognition	0	(1,383)
Exchange adjustments	(1)	0
Property, plant and equipment, ending balance	86	137
Cost | Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,367	2,313
Additions	230	51
Acquisitions	0	0
Transfers from exploration and evaluation (note 8)	0	0
Intersegment transfers	0
Changes in asset retirement obligations (note 16)	2	3
Disposals and derecognition	0	0
Exchange adjustments	0	0
Property, plant and equipment, ending balance	2,599	2,367
Cost | Refining
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	8,645	8,136
Additions	561	712
Acquisitions	577	0
Transfers from exploration and evaluation (note 8)	0	0
Intersegment transfers	0
Changes in asset retirement obligations (note 16)	13	11
Disposals and derecognition	(39)	0
Exchange adjustments	(566)	(214)
Property, plant and equipment, ending balance	9,191	8,645
Cost | Retail and Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,755	2,688
Additions	140	61
Acquisitions	0	0
Transfers from exploration and evaluation (note 8)	0	0
Intersegment transfers	13
Changes in asset retirement obligations (note 16)	23	9
Disposals and derecognition	0	(3)
Exchange adjustments	(1)	0
Property, plant and equipment, ending balance	2,930	2,755
Accumulated depletion, depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(34,112)	(37,356)
Intersegment transfers	0
Disposals and derecognition	4,140	5,600
Exchange adjustments	311	106
Depletion, depreciation, amortization and impairment	(2,882)	(2,462)
Property, plant and equipment, ending balance	(32,543)	(34,112)
Accumulated depletion, depreciation, amortization and impairment | Oil and Gas Properties
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(27,986)	(31,300)
Intersegment transfers	(37)
Disposals and derecognition	4,124	5,082
Exchange adjustments	121	38
Depletion, depreciation, amortization and impairment	(2,238)	(1,806)
Property, plant and equipment, ending balance	(26,016)	(27,986)
Accumulated depletion, depreciation, amortization and impairment | Processing, Transportation and Storage
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(96)	(574)
Intersegment transfers	50
Disposals and derecognition	0	501
Exchange adjustments	1	0
Depletion, depreciation, amortization and impairment	(2)	(23)
Property, plant and equipment, ending balance	(47)	(96)
Accumulated depletion, depreciation, amortization and impairment | Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,363)	(1,260)
Intersegment transfers	0
Disposals and derecognition	0	0
Exchange adjustments	0	0
Depletion, depreciation, amortization and impairment	(99)	(103)
Property, plant and equipment, ending balance	(1,462)	(1,363)
Accumulated depletion, depreciation, amortization and impairment | Refining
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,975)	(2,676)
Intersegment transfers	0
Disposals and derecognition	16	13
Exchange adjustments	189	68
Depletion, depreciation, amortization and impairment	(406)	(380)
Property, plant and equipment, ending balance	(3,176)	(2,975)
Accumulated depletion, depreciation, amortization and impairment | Retail and Other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,692)	(1,546)
Intersegment transfers	(13)
Disposals and derecognition	0	4
Exchange adjustments	0	0
Depletion, depreciation, amortization and impairment	(137)	(150)
Property, plant and equipment, ending balance	CAD (1,842)	CAD (1,692)